Impairment reversal (impairment and disposals) of non-current assets (Details 1) t in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) t	Dec. 31, 2021 USD ($) t
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Research And Development Project [Member]
IfrsStatementLineItems [Line Items]
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognised.
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,367	$ 1,278
Impairment testing results		The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.40%	4.40%
Period of cash flow projections	2052	2051
Sensitivity of key assumptions	A 29% reduction in the long-term prices of all commodities or a 51% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 29% reduction in the long-term prices of all commodities or a 52% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.
Iron Ore Pellets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	75	80
Iron Ore Pellets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	95	90
Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,822	$ 1,930
Impairment testing results		The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Period of cash flow projections	2045	2045
Sensitivity of key assumptions	A 23.7% reduction in the long-term prices of all commodities or an 8.4% reduction in volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 27.9% reduction in the long-term prices of all commodities or an 10.1% reduction in volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.
Nickel Operations [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	4.50%	3.20%
Range iron ore forecasted prices	21,000	17,000
Nickel Operations [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.30%	3.80%
Range iron ore forecasted prices	24,000	19,000
Research And Development Project [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 528	$ 494
Impairment testing results		The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognised.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.40%	4.40%
Period of cash flow projections		2051
Sensitivity of key assumptions	A 77% reduction in in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 80% reduction in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.